INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET
NOTE 6:-	INTANGIBLE ASSETS, NET

a.	Intangible assets, net consisted of the following:

	December 31,
	2019	2018
Original amounts:

Technology	$42,504	$42,504
Customer relationships	4,466	4,466
Marketing rights and patents	3,421	3,421

	50,391	50,391
Accumulated amortization:

Technology	42,002	41,281
Customer relationships	4,466	4,466
Marketing rights and patents	2,400	2,210

	48,868	47,957

	$1,523	$2,434

b.	Amortization expenses amounted to $911, $3,275 and $5,675 for the years ended December 31, 2019, 2018 and 2017, respectively.

c.	Estimated amortization expenses for the following years is as follows:

Year ending December 31,

2020	$441
2021	431
2022	321
2023	330

$1,523